Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Estimated milestone payment to be received			€ 0
Royalty fee adjustment as a percentage of revenue	5.00%
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalty fee adjustment as a percentage of revenue		1.00%
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalty fee adjustment as a percentage of revenue		3.00%